Unsecured Convertible Note (‘Atalaya Note’) (Details) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 06, 2024	Dec. 31, 2024	Jun. 30, 2024	[1]	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Original issue discount rate								7.50%
Percentage of bears interest								8.00%
Settlement issue shares (in Shares)						125,120
Prior to Reverse Stock Split (in Shares)								9,192,377
Amount received								$ 7,802,010
Fair value of Atalaya note								10,067,601
Change in fair value								1,632,996
Payment for unsecured promissory notes							$ 1,564,210	1,231,368
Convertible Note									31,795,988
Percentage of discount								7.50%
Conversion price of per share (in Dollars per share)								$ 1,000
Reverse stock split								$ 10
Conversion price (in Dollars per share)								$ 3
Unrestricted shares (in Shares)								164,000
Fair value of shares issued	$ 15,000,000		$ 2,324,696					$ 492,000
Atalaya Note [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Fair value		$ 10,167,194				$ 10,167,194		$ 10,167,194
Original issue discount rate		7.50%				7.50%		7.50%
Principal amount		$ 632,596				$ 632,596
Percentage of bears interest		8.00%				8.00%
Prior to Reverse Stock Split (in Shares)						12,512,080
Stock Issued During Period Value Settlement (in Shares)		2,324,696				2,324,696
Amount received						$ 7,802,009		$ 7,802,009
Fair value of Atalaya note								$ 10,067,601
Change in fair value		244,658				725,362
Percentage of amortization conversion price								25.00%
Conversion price (in Dollars per share)								$ 10
Unrestricted shares (in Shares)								1,640
Unsecured Convertible Note [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Principal amount		8,434,605				8,434,605		$ 8,434,605
Fair value of Atalaya note		$ 7,017,543				$ 7,017,543		10,067,601
ACM Zoomcar Convert LLC [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Payment for unsecured promissory notes								1,231,368
Payment for vendors								6,570,642
Atalaya Note payable [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Principal amount								$ 632,596
Conversion Price [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Conversion price (in Dollars per share)								$ 25
Conversion Floor [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Price of per share (in Dollars per share)								$ 0.25
The Atalaya Note Were Initially [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Convertible Note					$ 8,434,605		$ 8,434,605

[1]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.